Significant Accounting Policies (Details) - Schedule of Class A ordinary shares subject to possible redemption - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds from IPO and partial exercise of over-allotment option		$ 329,750,000
Less: proceeds from shares not subject to redemption		(13,869,890)
Less:
Proceeds allocated to public warrants		(11,995,753)
Over-allotment liability		(281,301)
Ordinary share issuance costs		(24,538,134)
Plus:
Remeasurement of carrying value to redemption value		36,815,188
Class A ordinary shares subject to redemption, December 31, 2021		315,880,110
Plus:
Remeasurement of carrying value to redemption value	$ 501,556
Class A ordinary shares subject to redemption, June 30, 2022	$ 316,381,666	$ 315,880,110